Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,624,165	$ 2,658,023
Unamortized debt issuance cost	(12,850)	(14,564)
Total	2,611,315	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$ 2,601,125	$ 2,633,269